Event During the Period (Details) - USD ($)	Jun. 05, 2025	Jul. 09, 2025	Jun. 30, 2025	Mar. 20, 2025	Dec. 31, 2024
Event During the Period [Line Items]
Rental percentage				50.00%
Right-of-use asset					$ 2,788,000
Lease liability					2,400,000
Assets held for disposal			441,000
Number of ADS shares (in Shares)	124,286
Price per share (in Dollars per share)	$ 7
Gross proceeds private placement	$ 870,000
Maturity date of convertible loan	May 30, 2027
Convertible loan provided to Twine			$ 1,747,000
Convertible loan agreement [Member]
Event During the Period [Line Items]
Convertible loan	$ 870,000
Interest rate	8.00%
Conversion price (in Dollars per share)	$ 7
Convertible Loan [Member]
Event During the Period [Line Items]
Interest rate	8.00%
Maturity date of convertible loan	Aug. 31, 2025
Conversion price (in Dollars per share)	$ 0.02079
Convertible loan provided to Twine	$ 1,740,000
Subsequent Event [Member]
Event During the Period [Line Items]
Restricted deposit		$ 189,000